Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $15,165,530. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 15,165,530
Final Prospectus	true